Related Party Transactions (Details) - Schedule of related parties transaction outstanding - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amounts owed by related parties [Member]
Related Party Transactions (Details) - Schedule of related parties transaction outstanding [Line Items]
Current receivables/payables
Amounts owed to related parties [Member]
Related Party Transactions (Details) - Schedule of related parties transaction outstanding [Line Items]
Current receivables/payables	$ 105	$ 204